Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
The company's provision for (recovery of) income taxes
The company’s provision (recovery) for income taxes for the years ended December 31 were as follows:

	2017	2016
Current income tax
Current year expense	200.6	95.1
Adjustments to prior years’ income taxes	(22.6)	19.1
	178.0	114.2
Deferred income tax
Origination and reversal of temporary differences	(22.5)	(265.6)
Adjustments to prior years' deferred income taxes	24.3	2.9
Change in tax rate related to U.S. tax reform	222.4	—
Other	6.1	(11.1)
	230.3	(273.8)

Provision (recovery) for income taxes	408.3	(159.6)

Earnings before income taxes by jurisdiction
The company’s earnings (loss) before income taxes by jurisdiction and the associated provision (recovery) for income taxes for the years ended December 31 are summarized in the following table:

	2017					2016
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	(141.3)	543.5	(72.1)	1,693.1	2,023.2	(258.5)	(428.4)	42.2	90.4	(554.3)
Provision (recovery) for income taxes	52.9	420.5	(24.6)	(40.5)	408.3	69.6	(234.6)	(23.7)	29.1	(159.6)
Net earnings (loss)	(194.2)	123.0	(47.5)	1,733.6	1,614.9	(328.1)	(193.8)	65.9	61.3	(394.7)

(1)	Includes Fairfax India and Fairfax Africa.

(2)
Principally comprised of Crum & Forster, Zenith National, OdysseyRe (notwithstanding that certain operations of OdysseyRe conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.

(3)	Principally comprised of Brit, Riverstone UK, Advent and other associated holding company results.

(4)
Includes India, Asia, non-U.K. European companies and Allied World (acquired on July 6, 2017; notwithstanding that certain operations of Allied World conduct business in the U.S. and the U.K., the majority of Allied World's net earnings (loss) is sourced from its Bermuda operations).

Reconciliations of the provision for (recovery of) income taxes
Reconciliations of the provision (recovery) for income taxes calculated at the Canadian statutory income tax rate to the provision (recovery) for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2017	2016
Canadian statutory income tax rate	26.5%	26.5%

Provision (recovery) for income taxes at the Canadian statutory income tax rate	536.1	(146.9)
Tax rate differential on income and losses incurred outside Canada	(445.3)	(65.3)
Non-taxable investment income	(116.2)	(74.7)
Change in unrecorded tax benefit of losses and temporary differences	210.2	117.5
Change in tax rate for deferred income taxes related to U.S. tax reform	222.4	—
Change in tax rate for deferred income taxes (excluding U.S. tax reform)	2.2	(15.1)
Other including permanent differences	(15.6)	11.3
Foreign exchange effect	12.8	(8.4)
Provision relating to prior years	1.7	22.0
Provision (recovery) for income taxes	408.3	(159.6)

Income taxes refundable and payable	Income taxes refundable and payable were as follows:

	December 31, 2017	December 31, 2016
Income taxes refundable	147.0	202.7
Income taxes payable	(95.6)	(35.4)
Net income taxes refundable	51.4	167.3

Changes net income taxes (payable) refundable
Changes in net income taxes refundable during the years ended December 31 were as follows:

	2017	2016
Balance - January 1	167.3	12.1
Amounts recorded in the consolidated statements of earnings	(178.0)	(114.2)
Payments made during the year	33.4	267.1
Acquisitions of subsidiaries (note 23)	18.8	3.9
Foreign exchange effect and other	9.9	(1.6)
Balance - December 31	51.4	167.3

Changes in net deferred income tax asset
Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2017
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1, 2017	188.8	182.3	126.6	(120.0)	(347.6)	331.9	224.3	146.3	732.6
Amounts recorded in the consolidated statement of earnings	(41.2)	(72.3)	(15.0)	(0.6)	111.0	(140.1)	(106.0)	33.9	(230.3)
Amounts recorded in total equity	—	—	—	—	—	(15.5)	(0.1)	(5.1)	(20.7)
Acquisitions of subsidiaries (note 23)	33.1	20.5	(19.8)	53.6	(195.2)	0.9	—	5.4	(101.5)
Foreign exchange effect and other	7.0	0.8	0.1	0.3	(11.7)	0.3	(0.1)	4.0	0.7
Balance - December 31, 2017	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8

	2016
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1, 2016	235.4	204.2	92.8	(96.9)	(325.4)	49.0	174.9	129.9	463.9
Amounts recorded in the consolidated statement of earnings	(57.8)	(22.7)	31.8	(24.1)	27.9	266.9	49.4	2.4	273.8
Amounts recorded in total equity	—	—	—	—	—	17.7	—	19.6	37.3
Acquisitions of subsidiaries (note 23)	9.7	—	(0.3)	0.7	(47.7)	(1.1)	—	(14.5)	(53.2)
Foreign exchange effect and other	1.5	0.8	2.3	0.3	(2.4)	(0.6)	—	8.9	10.8
Balance - December 31, 2016	188.8	182.3	126.6	(120.0)	(347.6)	331.9	224.3	146.3	732.6